Property plant and equipment (Details) - ARS ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Statement [Line Items]
Net book amount at beginning of period	$ 90,054,000,000	$ 81,268,000,000
Additions	3,380,000,000	10,295,000,000
Disposals	844,000,000	5,254,000,000
Property plant and equipment, deconsolidation	(47,989,000,000)	(1,593,000,000)
Incorporation of assets by business combination	0	93,000,000
Currency translation adjustment	(4,314,000,000)	6,444,000,000
Transfers	4,025,000,000	(3,777,000,000)
Depreciation charge	(4,197,000,000)	(11,559,000,000)
Net book amount at end of period	40,115,000,000	90,054,000,000
Accumulated Depreciation [Member]
Statement [Line Items]
Net book amount at beginning of period	(144,378,000,000)	(132,819,000,000)
Net book amount at end of period	(10,829,000,000)	(144,378,000,000)
Owner Occupied Farmland [Member]
Statement [Line Items]
Net book amount at beginning of period	35,644,000,000	27,686,000,000
Additions	1,335,000,000	1,143,000,000
Disposals	584,000,000	180,000,000
Property plant and equipment, deconsolidation	(6,102)
Incorporation of assets by business combination	0	10,741,000,000
Currency translation adjustment	(969,000,000)	(1,332,000,000)
Transfers	1,998,000,000	(2,007,000,000)
Depreciation charge	(413,000,000)	(407,000,000)
Net book amount at end of period	30,909,000,000	35,644,000,000
Owner Occupied Farmland [Member] | Accumulated Depreciation [Member]
Statement [Line Items]
Net book amount at beginning of period	(3,509,000,000)	(3,102,000,000)
Net book amount at end of period	(2,614,000,000)	(3,509,000,000)
Bearer Plants [Member]
Statement [Line Items]
Net book amount at beginning of period	1,695,000,000	2,101,000,000
Additions	143,000,000	469,000,000
Disposals	0	0
Property plant and equipment, deconsolidation	0	0
Incorporation of assets by business combination	0	0
Currency translation adjustment	0	(357,000,000)
Transfers	0	(3,000,000)
Depreciation charge	(470,000,000)	(515,000,000)
Net book amount at end of period	1,368,000,000	1,695,000,000
Bearer Plants [Member] | Accumulated Depreciation [Member]
Statement [Line Items]
Net book amount at beginning of period	(1,385,000,000)	(870,000,000)
Net book amount at end of period	(1,225,000,000)	(1,385,000,000)
Buildings And Facilities [Member]
Statement [Line Items]
Net book amount at beginning of period	9,674,000,000	8,978,000,000
Additions	281,000,000	762,000,000
Disposals	88,000,000	96,000,000
Property plant and equipment, deconsolidation	(4,285,000,000)	(635,000,000)
Incorporation of assets by business combination		2,424,000,000
Currency translation adjustment	(312,000,000)	671
Transfers	2,011,000,000	(1,714,000,000)
Depreciation charge	(448,000,000)	(716,000,000)
Net book amount at end of period	6,833,000,000	9,674,000,000
Buildings And Facilities [Member] | Accumulated Depreciation [Member]
Statement [Line Items]
Net book amount at beginning of period	(11,682,000,000)	(10,966,000,000)
Net book amount at end of period	(3,518,000,000)	(11,682,000,000)
Machinery And Equipment [Member]
Statement [Line Items]
Net book amount at beginning of period	1,185,000,000	1,325,000,000
Additions	97,000,000	123,000,000
Disposals	7,000,000	9,000,000
Property plant and equipment, deconsolidation	(795,000,000)	(892,000,000)
Incorporation of assets by business combination		566,000,000
Currency translation adjustment	(66,000,000)	284,000,000
Transfers	1,000,000	(51,000,000)
Depreciation charge	(119,000,000)	(161,000,000)
Net book amount at end of period	296,000,000	1,185,000,000
Machinery And Equipment [Member] | Accumulated Depreciation [Member]
Statement [Line Items]
Net book amount at beginning of period	(2,713,000,000)	(2,552,000,000)
Net book amount at end of period	(2,609,000,000)	(2,713,000,000)
Communication Networks [Member] | Accumulated Depreciation [Member]
Statement [Line Items]
Net book amount at beginning of period	(111,672,000,000)	(104,716,000,000)
Net book amount at end of period	0	(111,672,000,000)
Communication Networks [Member]
Statement [Line Items]
Net book amount at beginning of period	31,713,000,000	32,439,000,000
Additions	581,000,000	5,132,000,000
Disposals	55,000,000	4,802,000,000
Property plant and equipment, deconsolidation	(28,322)	0
Incorporation of assets by business combination		0
Currency translation adjustment	(2,285,000,000)	5,334,000,000
Transfers	0	566,000,000
Depreciation charge	(1,632,000,000)	(6,956,000,000)
Net book amount at end of period	0	31,713,000,000
Others [Member]
Statement [Line Items]
Net book amount at beginning of period	10,143,000,000	8,739,000,000
Additions	943,000,000	2,666,000,000
Disposals	110,000,000	167,000,000
Property plant and equipment, deconsolidation	(8,485,000,000)	(66,000,000)
Incorporation of assets by business combination		499,000,000
Currency translation adjustment	(682,000,000)	1,844,000,000
Transfers	14	(568,000,000)
Depreciation charge	(1,115,000,000)	(2,804,000,000)
Net book amount at end of period	709,000,000	10,143,000,000
Others [Member] | Accumulated Depreciation [Member]
Statement [Line Items]
Net book amount at beginning of period	(13,417,000,000)	(10,613,000,000)
Net book amount at end of period	(863,000,000)	(13,417,000,000)
Costs [Member]
Statement [Line Items]
Net book amount at beginning of period	234,432,000,000	214,087,000,000
Net book amount at end of period	50,944,000,000	234,432,000,000
Costs [Member] | Owner Occupied Farmland [Member]
Statement [Line Items]
Net book amount at beginning of period	39,153,000,000	30,788,000,000
Net book amount at end of period	33,523,000,000	39,153,000,000
Costs [Member] | Bearer Plants [Member]
Statement [Line Items]
Net book amount at beginning of period	3,080,000,000	2,971,000,000
Net book amount at end of period	2,593,000,000	3,080,000,000
Costs [Member] | Buildings And Facilities [Member]
Statement [Line Items]
Net book amount at beginning of period	21,356,000,000	19,944,000,000
Net book amount at end of period	10,351,000,000	21,356,000,000
Costs [Member] | Machinery And Equipment [Member]
Statement [Line Items]
Net book amount at beginning of period	3,898,000,000	3,877,000,000
Net book amount at end of period	2,905,000,000	3,898,000,000
Costs [Member] | Communication Networks [Member]
Statement [Line Items]
Net book amount at beginning of period	143,385,000,000	137,155,000,000
Net book amount at end of period	0	143,385,000,000
Costs [Member] | Others [Member]
Statement [Line Items]
Net book amount at beginning of period	23,560,000,000	19,352,000,000
Net book amount at end of period	$ 1,572,000,000	$ 23,560,000,000